Income Taxes (Schedule Of Income Taxes Paid) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income taxes paid	$ 44,343	$ 49,532	$ 40,872